Net Financial Expenses - Summary of Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial Expense [Abstract]
Interest on long-term debt	$ 10,831	$ 7,087
Financing fees	220	558
Interest on lease liabilities	664	825
Depreciation and amortization	426	430
Interest accretion on balances of purchase price payable	384	784
Interest income	(668)	(349)
Finance costs	$ 11,857	$ 9,335